SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of non-vested restricted stock and related activity

	Shares	Weighted Average Grant Date Fair Value
Non-vested at January 1, 2022	—	$—
Granted	21,173	994.00
Vested	(5,413)	1,012.00
Forfeited	—	—
Non-vested at December 31, 2022	15,760	$990.00
Granted	—	—
Vested	(2,504)	895.85
Forfeited	(11,389)	1,074.00
Non-vested at December 31, 2023	1,867	$596.00